Taxes and similar charges payable other than income tax	12 Months Ended
Dec. 31, 2019
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Taxes and similar charges payable other than income tax
20.	Taxes and similar charges payable other than income tax

	December 31, 2019	December 31, 2018
Payroll taxes	3,353	2,424
VAT payable	4,120	2,233
Property tax	566	511
Land lease	454	471
Mineral extraction tax	332	226
Land tax	240	125
Other	163	116

Total	9,228	6,106